CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parentheticals) - USD ($) $ in Thousands	9 Months Ended		24 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Tax on Comprehensive income (loss)	$ 0	$ 0	$ 0